Post-retirement pension and other defined benefit schemes - Post-retirement benefits other than pensions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-retirement benefits
Post-employment benefit expense in profit or loss	$ 614	$ 537	$ 546
Cost of post-retirement benefits	528	482
Market value of plan assets	5,848	6,479
Plan liabilities	7,079	7,907
Surplus (deficit) in plan	(1,231)	(1,428)
UNITED STATES
Post-retirement benefits
Market value of plan assets		160
Plan liabilities		154
Surplus (deficit) in plan		6
Post-retirement defined benefits other than pensions
Post-retirement benefits
Post-employment benefit expense in profit or loss	1	$ 1	$ 1
Market value of plan assets	146
Plan liabilities	$ 105